Document And Entity Information	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Entity Registrant Name	NUVALENT, INC.
Entity Central Index Key	0001861560
Entity Emerging Growth Company	false
Entity File Number	001-40671
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5112298
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	357-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NUVL
Security Exchange Name	NASDAQ